Financial Instruments - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Beginning balance	€ 33,228	€ 110,353
Proceeds from convertible loans		1,850
Principal elements of lease payment	(2,720)	(1,781)
Interest paid	(443)	(437)
Change in the cash flow from financing activities	(3,163)	(368)
Additions to lease liabilities due to new lease contracts	1,873	2,486
Additions to warrants	34,550	25,859
Fair value changes	(30,196)	(11,818)
Effects of foreign exchange conversion	508	1,038
Interest expenses	436	3,920
Capital contributions		(98,242)
Ending balance	37,236	33,228
Convertible loans
Financial Instruments
Beginning balance		99,235
Proceeds from convertible loans		1,850
Change in the cash flow from financing activities		1,850
Fair value changes		(6,326)
Interest expenses		3,483
Capital contributions		(98,242)
Lease liabilities
Financial Instruments
Beginning balance	11,823	11,118
Principal elements of lease payment	(2,720)	(1,781)
Interest paid	(443)	(437)
Change in the cash flow from financing activities	(3,163)	(2,218)
Additions to lease liabilities due to new lease contracts	1,873	2,486
Interest expenses	436	437
Ending balance	10,969	11,823
Warrants
Financial Instruments
Beginning balance	21,405
Additions to warrants	34,550	25,859
Fair value changes	(30,196)	(5,492)
Effects of foreign exchange conversion	508	1,038
Ending balance	€ 26,267	€ 21,405